Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Retained Earnings
Beginning balance at Jun. 30, 2018	$ 546,008	$ 889,481	$ 75,974	$ 21	$ (39,276)	$ (380,192)
Loss for the period	(69,073)					(69,073)
Other comprehensive income/(loss)	176			280	(104)
Total comprehensive profit/(loss) for the period	(68,897)			280	(104)	(69,073)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	19,441	19,441
Transactions with owners in their capacity as owners	19,441	19,441
Transfer of services rendered in shares		1,170	(1,170)
Transfer of exercised options		313	(313)
Fair value of share-based payments	4,386		4,386
Reclassification of modified options to/(from) liability	4		4
Increase (decrease) in equity	4,390	1,483	2,907
Ending balance at Mar. 31, 2019	500,942	910,405	78,881	301	(39,380)	(449,265)
Beginning balance at Dec. 31, 2018	524,557	909,235	78,860	216	(39,459)	(424,295)
Loss for the period	(24,970)					(24,970)
Other comprehensive income/(loss)	164			85	79
Total comprehensive profit/(loss) for the period	(24,806)			85	79	(24,970)
Transactions with owners in their capacity as owners:
Transactions with owners in their capacity as owners	1,191	1,170	21
Transfer of services rendered in shares		1,170	(1,170)
Fair value of share-based payments	1,191		1,191
Ending balance at Mar. 31, 2019	500,942	910,405	78,881	301	(39,380)	(449,265)
Beginning balance at Jun. 30, 2019	481,052	910,405	80,034	17	(39,413)	(469,991)
Adjustment on adoption of IFRS 16 (net of tax) at Jun. 30, 2019	(827)					(827)
Equity, adjusted opening balance at Jun. 30, 2019	480,225	910,405	80,034	17	(39,413)	(470,818)
Loss for the period	(45,330)					(45,330)
Other comprehensive income/(loss)	(956)			(551)	(405)
Total comprehensive profit/(loss) for the period	(46,286)			(551)	(405)	(45,330)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	49,347	49,347
Transactions with owners in their capacity as owners	49,347	49,347
Transfer of exercised options		695	(695)
Fair value of share-based payments	4,527		4,527
Increase (decrease) in equity	4,527	695	3,832
Ending balance at Mar. 31, 2020	487,813	960,447	83,866	(534)	(39,818)	(516,148)
Beginning balance at Dec. 31, 2019	500,804	959,635	82,140	(628)	(39,458)	(500,885)
Loss for the period	(15,263)					(15,263)
Other comprehensive income/(loss)	(266)			94	(360)
Total comprehensive profit/(loss) for the period	(15,529)			94	(360)	(15,263)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	458	458
Transactions with owners in their capacity as owners	458	458
Transfer of exercised options		354	(354)
Fair value of share-based payments	2,080		2,080
Increase (decrease) in equity	2,080	354	1,726
Ending balance at Mar. 31, 2020	$ 487,813	$ 960,447	$ 83,866	$ (534)	$ (39,818)	$ (516,148)